Operating Revenue (Tables)	3 Months Ended
Mar. 31, 2015
Revenue Recognition [Abstract]
Operating Revenue	Dominion Midstream's operating revenue consists of the following:

	Three Months Ended March 31,
	2015	2014
(millions)
Gas transportation and storage	$74.7	$65.6
Other	3.7	3.3
Total operating revenue	$78.4	$68.9